                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-03196

                             CASH RESERVE FUND, INC.
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        3/31

Date of reporting period:       3/31/04

ITEM 1.  REPORT TO STOCKHOLDERS

Deutsche Bank Alex. Brown

Cash Reserve Fund, Inc.

Prime Series
Treasury Series
Tax-Free Series

Annual Report to Shareholders

March 31, 2004

Table of Contents

Portfolio Management Review <Click Here>

Cash Reserve Fund, Inc.

Schedule of Investments <Click Here>

Statements of Assets and Liabilities <Click Here>

Statements of Operations <Click Here>

Statements of Changes in Net Assets <Click Here>

Financial Highlights <Click Here>

Notes to Financial Statements <Click Here>

Report of Independent Registered Public Accounting Firm <Click Here>

Tax Information <Click Here>

Other Information <Click Here>

Directors and Officers <Click Here>

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, talk to your financial representative or call Shareholder Services at (800) 730-1313. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, the portfolio management team discusses market environment and their approach to managing Cash Reserve Fund, Inc. (the "fund") during its most recent fiscal year ended March 31, 2004.

Q: Will you discuss the market environment for the fund during the most recent 12-month period?

A: Following the Federal Reserve Board's surprising decision to lower the federal funds rate by only 25 basis points - to 1% - back in June 2003, the US economy began to stabilize beginning in the fall. The money market yield curve steepened and - following a long period of declining short-term interest rate levels - we were finally able to extend the fund's maturity. The government reported approximately 8% GDP growth for the third quarter, which seemed to show that the economy was finally turning the corner. With this announcement, the focus for investors turned to whether a renewed economy would produce significant job growth. Unfortunately, there was no sign that new jobs were being created at a significant rate during the third quarter.

In the second half of 2003, the Fed met several times and held short-term rates steady at 1%, repeatedly stating its bias towards staving off deflation. GDP was reported at approximately 4% for the fourth quarter, productivity levels remained high, yet the level of job creation remained stubbornly low. During the fourth quarter, the increased level of volatility in the money market yield curve made for a difficult investing environment, as the one-year LIBOR rate traded in a wide range of 1.4% to 1.65%.1

1 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

In December, the Fed, satisfied by the evidence of a rebound in the economy, removed its anti-deflation bias and maintained its focus on the need for job creation. At the time, the market was "pricing in" a federal funds rate hike of 25 basis points in August 2004. Through the first quarter of 2004, with few signs of a pickup in job growth, the Fed held off on declaring a bias toward tightening credit. At its January 28th meeting, however, the Fed did remove language that had appeared in previous statements asserting that it would keep short-term rates at current levels "for a considerable period." The fact that this is a presidential election year adds some uncertainty for Fed-watchers, as the Fed likely wants to avoid having its decisions on short-term rates cast in a political light. By the end of the fund's annual period, the market's forecast for a possible short-term interest rate increase was pushed back to October 2004 and beyond.

Q: How did each series of the fund perform over the fund's most recent fiscal year?

A: We were able to produce competitive yields in the Prime, Treasury and Tax-Free Series for the period. Given the volatility of the money market yield curve, during the third and fourth quarter of 2003 we were able to pick up some additional yield for each series as short-term rates rose. But through the first quarter of 2004, with continuing disappointment over the lack of job creation, the yield curve flattened. More market participants seemed to accept that short-term interest rates would not be rising soon, the market rallied and yields retreated. As securities within each series matured, we invested at lower interest rate levels.

Q: What detracted from performance during the period?

A: In December, we kept additional cash on hand - as we do each year - to meet any tax-related redemptions as well as investors' year-end liquidity needs. Because we kept a larger percentage of each series assets in overnight liquidity, this detracted somewhat from the series' yield and total return.

Q: In light of market conditions during the 12-month period, what has been the strategy for the Prime Series and the Treasury Series?

A: During the period, we pursued a "barbell" strategy. That is, we purchased longer-duration instruments with maturities of six to nine

7-Day Current Yield	(as of 3/31/04)

Prime Shares[2] iMoneyNet First Tier Retail Money Funds Average[6]	0.52%[3] 0.36%
Treasury Shares[2] iMoneyNet Treasury Retail Money Funds Average[6]	0.37%[4] 0.33%
Tax-Free Shares[2,7] iMoneyNet National Retail Tax-Free Money Funds Average[6]	0.41%[5] 0.39%

2 The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate. Past performance is not indicative of future results. Yields are historical and will fluctuate.
3 The Prime Shares 7-day current yield reflects the effect of a nonrecurring expense adjustment that increased the yield by 0.07% (annualized). Without such adjustment the 7-day current yield would have been 0.45%.
4 The investment advisor has agreed to waive fees/reimburse expenses. In addition, the Treasury Shares 7-day current yield reflects the effect of a nonrecurring expense adjustment that increased the yield by 0.05% (annualized). Without such fee waivers/expense reimbursements and this adjustment the 7-day current yield would have been 0.32%.
5 The Tax-Free Shares 7-day current yield reflects the effect of a nonrecurring expense adjustment that increased the yield by 0.07% (annualized). Without such adjustment the 7-day current yield would have been 0.34%.
6 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
7 For certain investors a portion of the series' income may be subject to the federal alternative minimum tax. Distribution of the series' income may be subject to state and local taxes.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

months - and increasingly - short-term securities with maturities of three months or less; we kept the shorter-term securities in each series to meet liquidity needs. In addition, we de-emphasized callable agency securities in the Prime Series as they became a less useful cash management tool as yield spreads compressed. Over the 12-month period, we maintained an average maturity of approximately 50 to 55 days within the Prime Series and the Treasury Series.

Toward the close of 2003, we increased each series allocation in floating-rate securities. The purpose of this strategy is to position each series to benefit if the economy begins to create more jobs and the Fed decides to switch to a tightening bias earlier than expected. The interest rate of floating-rate securities adjusts periodically, based on the position of the yield curve. There are floating-rate securities that adjust daily, monthly and quarterly, based off of indices such as LIBOR and the federal funds rate. During the first quarter of 2004 we also invested in short-term UK mortgage securities, which offered a AAA rating, diversification for the portfolio and similar floating-rate characteristics.

Q: What has been the strategy for the Tax-Free Series?

A: During the period, the supply of short-term municipal paper increased sharply due to sluggish economic growth at the start of the period and a slowdown in individual state and local government tax collections. Increased supply in the overall market was met with a surge in demand, as many investors took a defensive stance within their portfolios.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Schedule of Investments as of March 31, 2004

Prime Series	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 16.2%
Credit Agricole Indosuez AG, 1.12%, 6/30/2004	50,000,000	50,009,710
Credit Lyonnais AG, 1.11%, 9/24/2004	28,000,000	28,000,000
Credit Lyonnais AG, 1.15%, 4/27/2004	15,000,000	15,000,000
Danske Bank, 1.12%, 6/30/2004	26,000,000	26,000,321
Fortis Bank NV, 1.435%, 11/16/2004	30,000,000	29,997,182
HBOS Treasury Service PLC, 1.1%, 8/17/2004	50,000,000	50,000,000
National Australia Bank Ltd., 1.45%, 12/13/2004	15,000,000	15,018,670
Norddeutsche Landesbank Girozentrale, 1.13%, 4/20/2004	50,000,000	50,000,000
Societe Generale, 1.13%, 7/7/2004	46,000,000	46,000,000
Toronto Dominion Bank, 1.315%, 4/15/2004	60,000,000	59,999,827
Westdeutsche Landesbank Girozentrale, 1.04%, 5/28/2004	100,000,000	99,996,858
Westdeutsche Landesbank AG, 1.32%, 4/15/2004	29,000,000	28,999,889
Total Certificates of Deposit and Bank Notes (Cost $499,022,457)		499,022,457

Commercial Paper 31.9%
Apreco LLC, 1.03%**, 4/1/2004	7,000,000	7,000,000
Archer-Daniels-Midland Co., 1.04%**, 6/29/2004	25,000,000	24,935,722
Bristol-Myers Squibb Co., 1.03%**, 4/7/2004	40,000,000	39,993,133
Cancara Asset Security Ltd., 1.05%**, 6/1/2004	40,000,000	39,928,833
Cancara Asset Security Ltd., 1.006%**, 6/21/2004	29,120,000	29,051,204
CC (USA), Inc., 144A, 1.335%, 8/13/2004	25,000,000	25,000,000
Charta LLC, 1.03%**, 4/27/2004	30,000,000	29,977,683
CIT Group, Inc., 1.07%**, 6/14/2004	15,000,000	14,967,008
CIT Group, Inc., 1.1%**, 8/17/2004	25,000,000	24,894,584
DEPFA Bank Europe PLC, 1.163%**, 11/19/2004	50,000,000	49,619,778
Dorada Finance, Inc., 1.006%**, 6/22/2004	20,000,000	19,952,167
General Electric Capital Corp., 1.16%, 5/4/2004	40,000,000	39,957,467
General Electric Capital International Funding, Inc., 1.04%**, 4/21/2004	25,000,000	24,985,556
Giro Funding US Corp., 1.035%**, 4/26/2004	25,000,000	24,982,031
Goldman Sachs Group, Inc., 1.16%, 9/3/2004	20,000,000	20,000,000
Goldman Sachs Group, Inc., 1.24%, 7/8/2004	49,000,000	49,000,000
Goldman Sachs Group, Inc., 1.27%, 11/8/2004	22,000,000	22,000,000
Grampian Funding Ltd., 1.05%**, 6/7/2004	10,000,000	9,980,458
Grampian Funding Ltd., 1.05%**, 6/11/2004	86,000,000	85,821,909
Greyhawk Funding LLC, 1.05%**, 5/21/2004	25,000,000	24,963,541
Greyhawk Funding LLC, 1.05%**, 5/26/2004	25,000,000	24,959,896
Greyhawk Funding LLC, 1.05%**, 7/6/2004	20,000,000	19,944,000
Irish Life & Permanent PLC, 1.1%**, 8/11/2004	25,000,000	24,899,167
Jupiter Securitization Corp., 1.03%**, 4/22/2004	20,000,000	19,987,983
Jupiter Securitization Corp., 1.03%**, 4/27/2004	30,000,000	29,977,684
K2 (USA) LLC, 1.13%**, 4/20/2004	32,800,000	32,780,438
Lake Constance Funding LLC, 1.03%**, 4/22/2004	34,900,000	34,879,031
Perry Global Funding LLC, 0.953%**, 5/17/2004	34,966,000	34,918,640
RWE AG, 1.04%**, 5/3/2004	20,000,000	19,981,511
RWE AG, 1.07%**, 9/8/2004	40,000,000	39,809,778
Scaldis Capital LLC, 1.007%**, 6/15/2004	25,000,000	24,945,834
Scaldis Capital LLC, 0.969%**, 4/26/2004	10,000,000	9,992,847
Sheffield Receivables Corp., 1.04%**, 4/2/2004	30,000,000	29,999,133
Sheffield Receivables Corp., 1.03%**, 4/7/2004	25,090,000	25,085,693
Total Commercial Paper (Cost $979,172,709)		979,172,709
Floating Rate Notes* 10.8%
American Honda Finance Corp., 144A, 1.06%, 9/16/2004	15,000,000	15,000,000
American Honda Finance Corp., 144A, 1.09%, 7/9/2004	30,000,000	30,000,000
American Honda Finance Corp., 144A, 1.1%, 4/8/2004	15,000,000	14,999,971
Bank of America NA, 1.05%, 8/16/2004	12,000,000	12,000,000
Bayerische Landesbank Girozentrale, 1.05%, 8/25/2004	20,000,000	19,999,975
Canadian Imperial Bank of Commerce, 1.045%, 5/28/2004	50,000,000	49,998,829
General Electric Capital Corp., 1.23%, 5/7/2004	10,000,000	10,001,460
Lehman Brothers Holdings, Inc., 1.06%, 9/7/2004	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.1%, 2/4/2005	15,000,000	15,000,000
Natexis Banque Populaires, 1.045%, 10/20/2004	20,000,000	19,997,767
Natexis Banque Populaires, 1.2%, 5/10/2004	35,000,000	35,000,000
SunTrust Bank NA, 1.03%, 4/1/2005	40,000,000	40,003,980
Toyota Motor Credit Corp., 1.03%, 3/31/2005	50,000,000	50,000,000
Total Floating Rate Notes (Cost $332,001,982)		332,001,982

Short -Term Notes 6.0%
Bear Stearns & Co., Inc., 1.213%, 1/1/2044	100,000,000	100,000,000
Permanent Financing PLC, "1A", Series 4, 1.05%, 3/10/2005	25,000,000	25,000,000
Providence of Ontario, 7.625%, 6/22/2004	25,000,000	25,363,875
Statens Bostadsfinansierings-aktiebulag, 1.145%, 5/28/2004	35,000,000	35,002,420
Total Short-Term Notes (Cost $185,366,295)		185,366,295

US Government Sponsored Agencies 9.1%
Federal Home Loan Bank, 0.985%**, 9/12/2005	30,000,000	29,973,851
Federal Home Loan Bank, 1.5%, 11/16/2004	30,000,000	30,000,000
Federal Home Loan Mortgage Corp., 1.19%, 2/14/2005	15,000,000	15,000,000
Federal Home Loan Mortgage Corp., 1.2%, 8/6/2004	35,000,000	35,000,000
Federal Home Loan Mortgage Corp., 3.25%, 11/15/2004	15,000,000	15,159,177
Federal National Mortgage Association, 1.115%**, 4/28/2004	36,111,000	36,080,802
Federal National Mortgage Association, 1.064%**, 9/10/2004	20,000,000	19,902,800
Federal National Mortgage Association, 1.01%**, 1/18/2005	40,000,000	39,984,735
Federal National Mortgage Association, 1.03%**, 2/18/2005	40,000,000	39,994,677
Federal National Mortgage Association, 3.0%, 6/15/2004	17,000,000	17,065,529
Total US Government Sponsored Agencies (Cost $278,161,571)		278,161,571

Government National Mortgage Association 1.3%
Government National Mortgage Association, 1.03%**, 4/1/2004	18,751,000	18,751,000
Government National Mortgage Association, 1.08%, 7/23/2004	20,000,000	20,000,000
Total Government National Mortgage Association (Cost $38,751,000)		38,751,000

Funding Agreements 5.1%
General Electric Capital Assurance Corp., 1.2%, 9/1/2004	45,000,000	45,000,000
General Electric Capital Assurance Corp., 1.2%, 3/1/2005	20,000,000	20,000,000
New York Life Insurance, 1.18%, 9/21/2004	40,000,000	40,000,000
Travelers Insurance Co., 1.19%, 1/27/2005	50,000,000	50,000,000
Total Funding Agreements (Cost $155,000,000)		155,000,000

Repurchase Agreements 19.6%
Repurchase Agreement with J.P. Morgan Chase, 1.09%, dated 3/31/2004, principal and interest in the amount of $41,452,270, due 4/1/2004 (b)	41,451,015	41,451,015
Repurchase Agreement with Merrill Lynch & Co., Inc., 1.04%, dated 3/31/2004, principal and interest in the amount of $50,018,778, due 4/13/2004 (c)	50,000,000	50,000,000
Repurchase Agreement with Morgan Stanley, 1.09%, dated 3/31/2004, principal and interest in the amount of $250,007,569, due 4/1/2004 (d)	250,000,000	250,000,000
Repurchase Agreement with UBS Warburg, 1.09%, dated 3/31/2004, principal and interest in the amount of $260,007,872, due 4/1/2004 (e)	260,000,000	260,000,000
Total Repurchase Agreements (Cost $601,451,015)		601,451,015
Total Investment Portfolio -100.0% (Cost $3,068,927,029) (a)		3,068,927,029

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2004.
** Annualized yield at the time of purchase; not a coupon rate.
(a) Cost for federal income tax purpose was $3,068,927,029.
(b) Collateralized by:
Principal Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

29,245,750	Federal Home Loan Mortgage Corporation	5.5-6.0	11/1/2031-3/1/2034	30,134,759
12,185,151	Federal National Mortgage Association	5.0-6.0	3/1/2018-10/1/2032	12,652,750
Total Collateral Value				42,787,509

(c) Collateralized by:
Principal Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

10,861,894	Federal Home Loan Mortgage Corporation	5.5-8.0	9/1/2021-12/1/2033	11,377,481
38,612,080	Federal National Mortgage Association	5.0-8.0	12/1/2016-12/1/2033	40,123,282
Total Collateral Value				51,500,763

(d) Collateralized by:
Principal Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

122,995,177	Federal National Mortgage Association	0.00-11.73	4/19/2004-10/25/2033	122,672,404
105,411,488	Federal Home Loan Mortgage Corporation	0.55-10.00	12/8/2004-3/15/2034	110,183,796
9,526,784	Government National Mortgage Association	4.25-5.50	4/20/2017-11/20/2033	9,826,840
4,622,000	Resolution Funding Corporation	0.00-9.38	10/15/2009-1/15/2030	2,712,807
570,000	Tennessee Valley Authority	0.00-5.38	11/13/2008-5/1/2030	232,578
6,905,000	East Coast Power LLC	6.74	3/31/2008	6,990,761
1,505,000	US Treasury Note Strip	0.00	2/15/2006	1,461,581
15,000	Financing Corp.	8.60	9/26/2019	21,033
Total Collateral Value				254,101,800

(e) Collateralized by:
Principal Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

130,758,977	Federal Home Loan Mortgage Corporation	3.511-5.429	4/1/2031-12/1/2033	135,231,617
125,333,070	Federal National Mortgage Association	3.36-6.13	8/1/2011-2/1/2034	129,970,370
Total Collateral Value				265,201,987

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments as of March 31, 2004

Treasury Series	Principal Amount ($)	Value ($)

US Government Backed 100.0%
US Treasury Bills, 0.895%*, 5/13/2004	25,000,000	24,973,750
US Treasury Bills, 0.91%*, 5/20/2004	20,000,000	19,975,092
US Treasury Bills, 0.92%*, 5/6/2004	60,000,000	59,946,042
US Treasury Bills, 0.93%*, 5/27/2004	30,000,000	29,957,067
US Treasury Bills, 0.93%*, 6/10/2004	25,000,000	24,954,549
US Treasury Bills, 0.94%*, 6/3/2004	40,000,000	39,934,550
US Treasury Bills, 0.945%*, 6/17/2004	35,000,000	34,930,379
US Treasury Bills, 0.945%*, 7/1/2004	45,000,000	44,891,495
US Treasury Bills, 0.95%*, 4/29/2004	71,383,000	71,329,268
US Treasury Bills, 0.96%*, 4/1/2004	68,277,000	68,277,000
US Treasury Bills, 0.96%*, 4/8/2004	34,482,000	34,475,668
US Treasury Bills, 0.96%*, 4/15/2004	50,874,000	50,856,236
US Treasury Note, 2.125%, 8/31/2004	6,000,000	6,021,394
US Treasury Note, 2.875%, 6/30/2004	15,000,000	15,070,206
US Treasury Note, 3.375%, 4/30/2004	35,000,000	35,067,124
Total Investment Portfolio - 100.0% (Cost $560,659,820) (a)		560,659,820

* Annualized yield at time of purchase; not a coupon rate.
(a) Cost for federal income tax purposes was $560,659,820.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments as of March 31, 2004

Tax-Free Series	Principal Amount ($)	Value ($)

Municipal Investments 100.0%
Alabama 2.7%
Alabama, Housing Finance Authority, Multi-family Housing Revenue, Heatherbrooke Project, Series C, 1.11%*, 6/15/2026 (c)	8,200,000	8,200,000
Alabama, Housing Finance Authority, Multi-family Housing Revenue, Rime Village Hoover Project, Series A, 1.11%*, 6/15/2026 (c)	7,500,000	7,500,000
Birmingham, Waterworks and Sewer Revenue, Series 2003-A, 1.08%*, 1/1/2043 (c)	2,500,000	2,500,000
Evergreen, Industrial Development Authority, Tenax Manufacturing Project, 1.01%*, 12/1/2012 (b)	2,700,000	2,700,000
Jefferson County, Sewer Revenue, Series A, 1.0%*, 2/1/2042 (c)	4,600,000	4,600,000
		25,500,000
Alaska 1.0%
Alaska, State General Obligation, Series 1825, 1.07%*, 2/1/2011 (b) (c)	6,550,000	6,550,000
Anchorage, Core City, General Obligation, Series II-R, 1.08%*, 6/1/2019 (c)	2,985,000	2,985,000
		9,535,000
Arizona 1.1%
Apache County, Industrial Development Authority, Series 83A, 1.05%*, 12/15/2018 (b)	2,100,000	2,100,000
Salt River, Agricultural Improvement and Power District,1.0%, 6/8/2004	8,800,000	8,800,000
		10,900,000
California 4.3%
California, Community Finance Authority, Tax and Revenue Anticipation Notes, Series A, 2.0%, 6/30/2004	6,000,000	6,017,605
California, Multi-family Housing Finance Agency Revenue, Series D, 0.91%*, 2/1/2035 (b)	100,000	100,000
California, Revenue Anticipation Notes, Series A-3, 2.0%, 6/23/2004 (b)	20,000,000	20,042,021
California, State Department of Water Resources, Power Supply Revenue, Series C-9, 1.0%*, 5/1/2022 (b)	1,250,000	1,250,000
California, State General Obligation, Series 819-D, 1.1%*, 2/1/2028 (c)	3,000,000	3,000,000
California, Statewide Communities Development Authority Revenue, Tax and Revenue Anticipation Notes, Series A-3, 2.0%, 6/30/2004	2,000,000	2,005,107
San Diego, Union School District, Series 847, 1.05%*, 7/1/2020 (c)	1,495,000	1,495,000
Ventura County, Tax & Revenue Anticipation Notes, 1.5%, 7/1/2004	7,000,000	7,009,627
		40,919,360
Colorado 3.6%
Colorado, State General Obligation NCS03, 1.75%, 6/25/2004	18,070,000	18,106,168
Colorado, Transportation/Tolls Revenue, Transportation Department, 1.08%*, 12/15/2016 (c)	3,335,000	3,335,000
Denver, City and County Excise Tax Revenue, Series PT-1827, 1.07%*, 11/1/2010 (c)	1,740,000	1,740,000
Traer Creek, Metropolitan District Revenue, 1.07%*, 10/1/2021 (b)	11,500,000	11,500,000
		34,681,168
Delaware 0.7%
Delaware, Economic Development Authority, Series A, 1.05%*, 12/1/2015 (b) (c)	6,600,000	6,600,000
District of Columbia 1.1%
District of Columbia, General Obligation, Series D, 1.05%*, 6/1/2029 (b) (c)	4,200,000	4,200,000
District of Columbia, General Obligation, Multimodal-Medlantic:
Series A, 1.03%*, 6/1/2015 (b) (c)	2,300,000	2,300,000
Series B, 1.03%*, 6/1/2030 (b) (c)	4,100,000	4,100,000
		10,600,000
Florida 9.3%
Florida, Transportation/Tolls Revenue, Turnpike Authority, Series R-4041, 1.08%*, 7/1/2020 (c)	12,065,000	12,065,000
Florida, Board of Education, Lottery Revenue, 1.07%*, 1/1/2009 (c)	4,200,000	4,200,000
Highlands County, Hospital and Health Care Revenue, Health Facilities Authority, Adventist Health Systems, Series B, 1.03%*, 11/15/2009 (b)	24,010,000	24,010,000
Jacksonville, Electric Authority Revenue, Electric Systems, 0.98%, 4/6/2004	14,000,000	14,000,000
Jacksonville, Electric Authority Revenue, 1.0%, 8/10/2004	4,000,000	4,000,000
Jacksonville, Health Facilities Authority, Hospital Revenue, Series A, 1.1%*, 8/15/2033 (b)	4,425,000	4,425,000
Miami-Dade County, School Board Certificates of Participation, Series R-4022, 1.08%*, 8/1/2021 (b) (c)	3,130,000	3,130,000
Orlando, FL, Utility Committee:
0.98%, 6/7/2004	3,300,000	3,300,000
1.0%, 6/8/2004	12,600,000	12,600,000
Pasco County, School Board Certificates of Participation, 1.02%*, 8/1/2026 (b) (c)	6,200,000	6,200,000
Tampa, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 1.02%*, 8/1/2022 (b)	1,300,000	1,300,000
		89,230,000
Georgia 9.2%
Atlanta, Airport Revenue:
Series B-1, 1.03%*, 1/1/2030 (b) (c)	15,000,000	15,000,000
Series C-1, 1.03%*, 1/1/2030 (b) (c)	1,000,000	1,000,000
Burke County, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., 1.1%*, 1/1/2022 (b) (c)	2,600,000	2,600,000
Cobb County, Development Authority Revenue, MT Paran Christian School Project, 1.01%*, 7/1/2022 (b)	4,000,000	4,000,000
Cobb County, Housing Authority, Multi-family Housing Revenue, Post Mill Project, 1.05%*, 6/1/2025 (c)	7,880,000	7,880,000
Columbus, Housing Authority Revenue, Columbus State University Foundation, Inc., 1.02%*, 11/1/2017 (b)	2,800,000	2,800,000
De Kalb County, Housing Authority, Multi-family Housing Revenue, Post Ashford Project, 1.05%*, 6/1/2025 (c)	8,895,000	8,895,000
Fayette County, Development Authority, Educational Facilities Revenue, Catholic School Properties, Inc., Project, 1.01%*, 4/1/2024 (b)	3,500,000	3,500,000
Fulco, Hospital Authority Revenue, Piedmont Hospital Project, 1.02%*, 3/1/2024 (b)	2,705,000	2,705,000
Fulton County, Development Authority Revenue, Donnellan School Project, 1.01%*, 7/1/2020 (b)	1,950,000	1,950,000
Fulton County, Development Authority Revenue, Lovett School Project, 1.05%*, 7/1/2026 (b)	2,000,000	2,000,000
Georgia, Municipal Electric Authority:
Series 1985-B, 0.93%, 4/8/2004	4,000,000	4,000,000
Series 1985-B, 0.95%, 4/8/2004	15,000,000	15,000,000
Macon-Bibb County, Hospital Authority Revenue, Medical Center of Central Georgia, 1.02%*, 8/1/2018 (b)	2,600,000	2,600,000
Monroe County, Development Authority, Pollution Control Revenue, Oglethorpe Power, Series B, 1.1%*, 1/1/2020 (b) (c)	2,400,000	2,400,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Project, 1.1%*, 1/1/2018 (c)	3,000,000	3,000,000
Roswell, Housing Authority Revenue, Multi-family Housing Revenue, Post Canyon Project, 1.05%*, 6/1/2025 (c)	8,500,000	8,500,000
		87,830,000
Hawaii 0.9%
Hawaii, General Obligation, Series R-4545, 1.08%*, 8/1/2020 (c)	5,225,000	5,225,000
Hawaii, State Department of Budget & Finance, Kahala Nui Project, Series D, 1.02%*, 11/15/2033 (b)	2,900,000	2,900,000
		8,125,000
Illinois 5.4%
Chicago, General Obligation:
Series B, 1.04%*, 1/1/2037 (b) (c)	3,900,000	3,900,000
Series A, 1.08%*, 1/1/2042 (c)	2,690,000	2,690,000
Chicago, Sales Tax Revenue, 1.05%*, 1/1/2034 (b) (c)	4,600,000	4,600,000
Cook County, General Obligation, Series 2003-11, 1.07%*, 11/15/2016 (c)	7,765,000	7,765,000
Du Page County, Revenue Anticipation Notes, Benedictine University Building Project, 1.04%*, 7/1/2024 (b)	16,000,000	16,000,000
Illinois, Development Finance Authority, Chicago Symphony Orchestra, 1.0%*, 12/1/2028 (b)	500,000	500,000
Illinois, Development Finance Authority, Chicago Symphony Project, 1.05%*, 12/1/2033 (b)	7,000,000	7,000,000
Illinois, Development Finance Authority, Jewish Federation Projects, 1.05%*, 9/1/2024 (b) (c)	4,070,000	4,070,000
Illinois, General Obligation, Series B, 1.03%*, 10/1/2033	5,600,000	5,600,000
		52,125,000
Indiana 1.6%
Indiana, Educational Facilities Authority Revenue, Bethel College Project, 1.02%*, 2/1/2034 (b)	3,300,000	3,300,000
Indiana, Health Facilities Financing Authority Revenue, Ascension Health, Series B, 1.02%*, 11/15/2039	4,200,000	4,200,000
Indiana, Municipal Power Agency, Power Supplies System Revenue, Refunding, Series A, 1.04%*, 1/1/2018 (b)	1,200,000	1,200,000
Indiana, Transportation/Tolls Revenue, Series R-4528, 1.08%*, 6/1/2018 (c)	2,995,000	2,995,000
Indianapolis, Water & Sewer Revenue, 1.07%*, 7/1/2033 (c)	4,000,000	4,000,000
		15,695,000
Iowa 2.7%
Iowa, Finance Authority Hospital Facilities Revenue, Iowa Health Systems, Series B, 1.05%*, 7/1/2020 (b) (c)	4,625,000	4,625,000
Iowa, Finance Authority Hospital Facilities Revenue, Iowa Health Systems, Series B, 1.05%*, 7/1/2015 (b) (c)	3,300,000	3,300,000
Iowa, Finance Authority Revenue, Miss VY Regional Blood Center, 1.02%*, 2/1/2023 (b)	920,000	920,000
Iowa, School Cash Anticipation Program, Warrant Certificates, Series B, 2.0%, 1/28/2005 (c)	16,500,000	16,631,967
		25,476,967
Kentucky 1.4%
Boone County, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.05%*, 8/1/2013 (b)	2,200,000	2,200,000
Pendleton County, Multi-County Lease Revenue, 1.04%*, 5/14/2004 (b)	11,000,000	11,000,000
		13,200,000
Maine 0.7%
Maine, State General Obligation, 1.75%, 6/30/2004	6,750,000	6,765,629
Maryland 1.0%
Maryland, Higher Education Revenue, Economic Development Corporate Student Housing Revenue, 1.01%*, 11/1/2031 (b)	9,800,000	9,800,000
Massachusetts 0.4%
Massachusetts, State General Obligation, Central Artery Project, Series A, 1.12%*, 12/1/2030 (b)	4,200,000	4,200,000
Michigan 5.5%
ABN Amro Munitops, Certificate Trust, Series 2003-3, 1.11%*, 1/1/2011 (b) (c)	6,850,000	6,850,000
Detroit, Economic Development Corp., Waterfront Reclamation, Series A, 1.05%*, 5/1/2009 (b)	377,000	377,000
Garden City, Hospital Revenue, Series A, 1.06%*, 9/1/2026 (b)	1,035,000	1,035,000
Michigan, Certificate of Participation, Series 350, 1.12%*, 9/1/2011 (c)	4,885,000	4,885,000
Michigan, Higher Education Facilities Authority Revenue, University of Detroit, 1.12%*, 11/1/2017 (b)	2,000,000	2,000,000
Michigan, Municipal Bond Authority Revenue, Series B-2, 2.0%, 8/23/2004 (b)	10,000,000	10,037,775
Michigan, State General Obligation, Series A, 2.0%, 9/30/2004	17,000,000	17,085,959
Michigan, State General Obligation, Community Schools, Series R-4517, 1.08%*, 5/1/2023	5,235,000	5,235,000
Michigan, State Government School Loan, 0.94%, 6/2/2004	4,700,000	4,700,000
Michigan, University of Michigan Hospitals Revenue, Series A, 1.08%*, 12/1/2019	150,000	150,000
		52,355,734
Missouri 0.2%
Missouri, Health & Educational Facilities Authority, Health Facilities Revenue, Barnes Hospital Project, 1.03%*, 12/1/2015 (b)	1,900,000	1,900,000
New Jersey 0.8%
New Jersey, Economic Development Authority, Economic Development Revenue, Foreign Trade Zone Project, 1.11%*, 12/1/2007 (b)	6,065,000	6,065,000
Salem County, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Point De Nemours and Co., 1.0%*, 3/1/2012	1,300,000	1,300,000
		7,365,000
New Mexico 1.0%
Albuquerque, Airport Facilities Revenue, Series A, 1.12%*, 7/1/2020 (b) (c)	5,200,000	5,200,000
Farmington, Hospital Revenue, San Juan Regional Medical Center Project, Series B, 1.03%*, 6/1/2028 (b)	4,500,000	4,500,000
		9,700,000
New York 3.1%
Long Island, Power Authority, Electric System Revenue Series 1B, 1.12%*, 5/1/2033 (b)	2,700,000	2,700,000
New York, Energy Research & Development Authority, Pollution Control Revenue, NY Electric & Gas, Series C, 1.14%*, 6/1/2029	3,100,000	3,100,000
New York, General Highway & Bridge Trust Fund, Star Certificates, Series 2003-4, 1.04%*, 4/1/2011 (c)	4,680,000	4,680,000
New York, General Obligations, Series A-5, 1.0%*, 8/1/2031 (b)	7,620,000	7,620,000
Rochester, Health Revenue, 0.97%, 5/13/2004	11,150,000	11,150,000
		29,250,000
North Carolina 1.7%
North Carolina, Medical Care Community Hospital Revenue, Grace Hospital Project, 1.01%*, 10/1/2025 (b)	16,550,000	16,550,000
Ohio 2.2%
Akron, Hospital Revenue District, Health Care Facilities, Sumner Project, 1.05%*, 12/1/2032 (b)	4,840,000	4,840,000
Franklin County, Senior Care Revenue, Hospital Revenue, Series II-R-55, 1.08%*, 6/1/2017	12,000,000	12,000,000
Huron County, Hospital Facilities Revenue, Fisher-Titus Medical Center:
Series A, 1.04%*, 12/1/2027 (b)	2,500,000	2,500,000
Series A, 1.04%*, 12/4/2027 (b)	1,600,000	1,600,000
		20,940,000
Oklahoma 1.1%
Payne County, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 1.05%*, 7/1/2032 (b) (c)	7,985,000	7,985,000
Tulsa County, Industrial Authority Revenue, Series A, 1.12%*, 7/1/2032 (b)	2,965,000	2,965,000
		10,950,000
Oregon 0.5%
Portland, Industrial Development Revenue, 1.05%*, 4/1/2035 (b) (c)	4,500,000	4,500,000
Pennsylvania 2.0%
Allegheny County, Hospital Development Authority Revenue, UPMC Senior Living Corp., 1.02%*, 7/15/2028 (b) (c)	4,700,000	4,700,000
Allegheny County, Hospital Development Authority Revenue, Presbyterian Hospital, Series D, 1.02%*, 3/1/2020 (b) (c)	1,200,000	1,200,000
Dauphin County, General Authority, Education & Health Loan Program, 1.1%*, 11/1/2017 (c)	70,000	70,000
Delaware Valley, Regional Finance Authority Revenue:
1.04%*, 8/1/2016 (b)	3,200,000	3,200,000
Series PT-784, 1.07%*, 7/1/2026 (b)	5,780,000	5,780,000
Pennsylvania, State School District (REV) Lease, Public School Building Authority, 1.1%*, 6/1/2028 (b) (c)	1,500,000	1,500,000
Philadelphia, Redevelopment Authority Housing Revenue, Multi-family Courts Project, Series A, 1.06%*, 6/1/2025 (b)	2,155,000	2,155,000
Washington County, Authority Lease Revenue, Higher Education Equipment Lease, 1.06%*, 11/1/2005 (b)	800,000	800,000
		19,405,000
Puerto Rico 0.2%
Puerto Rico, State GO, Series 813-D, 1.07%*, 7/1/2020 (c)	1,980,000	1,980,000
South Carolina 2.2%
South Carolina, Jobs Economic Development Authority, Baptist Ministries, Inc., 1.01%*, 7/1/2020 (b)	380,000	380,000
South Carolina, Jobs Economic Development Authority, Heathwood Hall Episcopal, 1.01%*, 8/1/2029 (b)	8,600,000	8,600,000
South Carolina, Project Revenue, Jobs Economic Development Authority, Sisters of Charity Hospitals, 1.06%*, 11/1/2032 (b)	10,000,000	10,000,000
South Carolina, Transition Infrastructure Bank Redevelopment, Series R-267, 1.08%*, 10/1/2033 (c)	2,500,000	2,500,000
		21,480,000
Tennessee 3.6%
Clarksville, Public Building Authority Revenue, Pooled Program, 1.1%*, 7/1/2031 (b)	5,795,000	5,795,000
Memphis, General Obligation:
Series A, 1.08%*, 8/1/2004	585,000	585,000
Series A, 1.08%*, 8/1/2007	2,800,000	2,800,000
Montgomery County, Public Building Authority Pooled Financing Revenue, 1.1%*, 4/1/2032 (b)	1,800,000	1,800,000
Nashville & Davidson County, Industrial Development Board Revenue, Nashville Symphony Hall Project, 1.05%*, 12/1/2031 (b)	15,000,000	15,000,000
Shelby County, General Obligation, 2.0%, 6/30/2004	4,900,000	4,912,521
Shelby County, Health Educational Authority, 0.96%, 4/29/2004	4,000,000	4,000,000
		34,892,521
Texas 17.7%
Austin, Electric Revenue, Electric Utility Systems Revenue, Series 2003-A, 1.08%*, 11/15/2028 (b) (c)	2,650,000	2,650,000
Corpus Christi, Electric Revenue, Utility Systems Revenue, 1.09%*, 7/15/2010 (b) (c)	3,945,000	3,945,000
Cypress-Fairbanks, School District, General Obligation, Independent School District, 1.08%*, 2/15/2025	1,425,000	1,425,000
Georgetown, Higher Education Finance, Southwestern University, 1.05%*, 10/1/2014 (b)	2,000,000	2,000,000
Harris County, Health Facilities Development Corp. Revenue, Methodist Hospital, 1.12%*, 12/1/2032	14,000,000	14,000,000
Houston, Airport System Revenue, Special Facilities, 1.08%*, 7/1/2032 (b) (c)	10,000,000	10,000,000
Houston, General Obligation, Series C, 0.95%*, 6/3/2004	10,000,000	10,000,000
Houston, Water & Sewer Revenue:
Series A, 0.98%, 5/25/2004	10,000,000	10,000,000
Series A, 1.0%, 5/13/2004	5,000,000	5,000,000
Series 120, 1.07%*, 12/1/2023	6,900,000	6,900,000
Series 2003-14, 1.07%*, 6/1/2026 (c)	1,200,000	1,200,000
Houston, Health Facilities Development Corp., Retirement Facilities Revenue, Buckingham Senior Living Center, Series C, 1.02%*, 2/15/2034 (b)	22,690,000	22,690,000
Houston, Tax & Revenue Anticipation Notes, 1.5%, 6/30/2004	15,000,000	15,019,891
Texas, Electric Revenue, Lower Colorado River Authority, Series PT-1818, 1.07%*, 5/15/2010 (b) (c)	4,275,000	4,275,000
Texas, Higher Education Revenue, University of Texas, Series B-14, 1.08%*, 8/15/2022	2,000,000	2,000,000
Texas, State (REV) Lease, Trust Certificates, Series 9056, 144A, 1.1%*, 7/21/2010 (c)	10,990,000	10,990,000
Texas, State General Obligation:
Series 2003-A, 1.08%*, 10/1/2015 (b)	2,400,000	2,400,000
Series R-4020, 1.08%*, 10/1/2022	3,600,000	3,600,000
Texas, Tax & Revenue Anticipation Notes, 2.0%, 8/31/2004	37,000,000	37,134,645
Texas, Water & Sewer Revenue, Water Development Board Revenue, State Revolving Fund, 1.08%*, 7/15/2022 (b)	4,000,000	4,000,000
		169,229,536
Utah 0.6%
Alpine, General Obligation, School District, Series 436, 1.07%*, 3/15/2007 (b)	5,000,000	5,000,000
Salt Lake County, Pollution Control Revenue, Service Station Holdings Project, 1.12%*, 2/1/2008	1,170,000	1,170,000
		6,170,000
Virginia 2.5%
Chesapeake Bay, Transportation/Tolls Revenue, Bridge and Tunnel Commission, Series A 39, 1.1%*, 7/1/2025 (b) (c)	3,185,000	3,185,000
Fairfax County, Economic Development Authority Revenue, Flint Hill School Project, 1.01%*, 10/1/2025 (b)	19,370,000	19,370,000
Spotsylvania County, Industrial Development Authority Revenue, 1.06%*, 4/1/2023 (b)	1,500,000	1,500,000
		24,055,000
Washington 5.1%
Port Tacoma, State General Obligation, Core City, Series R-4036, 1.08%*, 12/1/2025 (c)	5,600,000	5,600,000
Seattle, Port Authority Revenue, Series 849-D, 1.07%*, 7/1/2021 (c)	8,992,000	8,992,000
Snohomish County, General Obligation, Series B33, 1.1%*, 12/1/2027 (b) (c)	3,495,000	3,495,000
Tacoma, General Obligation, 0.95%, 6/15/2004	3,000,000	3,000,000
Washington, Electric Revenue, Northwest Energy, 1.08%*, 7/1/2017 (c)	9,970,000	9,970,000
Washington, Energy Northwest Electric Revenue, Series R 4524, 1.08%*, 7/1/2018 (c)	5,485,000	5,485,000
Washington, Healthcare Facilities Authority Revenue, Providence Services, Series A, 1.12%*, 12/1/2030 (c)	2,300,000	2,300,000
Washington, Municipal Securities Trust Certificates, Series 9058, 144A, 1.1%*, 9/23/2010 (c)	9,990,000	9,990,000
		48,832,000
West Virginia 0.2%
Monongalia County, Building Commission Hospital Revenue, Monongalia General Hospital, Series A, 1.05%*, 7/1/2017 (b)	2,000,000	2,000,000
Wisconsin 0.8%
Milwaukee, Water & Sewer Revenue, 1.08%*, 6/1/2022 (c)	3,625,000	3,625,000
Wisconsin, Transportation Authority Revenue, 0.95%, 4/14/2004	4,473,000	4,473,000
		8,098,000
Multi-State 1.9%
ABN Amro Munitops, Munitops Certificate Trust, Series 2003-32, 1.12%*, 1/15/2012 (c)	18,000,000	18,000,000
Total Investment Portfolio - 100.0% (Cost $958,835,915) (a)		958,835,915

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2004.
(a) The cost for federal income tax purposes was $958,837,579. At March 31, 2004, net unrealized depreciation for all securities based on tax cost was $1,664. This consisted of aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,664.
(b) Security includes a letter of credit or line of credit from a major bank.
(c) Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	7.7%
FGIC	Financial Guaranty Insurance Company	5.4%
FNMA	Federal National Mortgage Association	4.8%
FSA	Financial Security Assurance	7.1%
MBIA	Municipal Bond Investors Assurance	10.9%

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of March 31, 2004
Assets	Prime Series	Treasury Series	Tax-Free Series
Investments: Investments, at amortized cost	$ 2,467,476,014	$ 560,659,820	$ 958,835,915
Repurchase agreements, at amortized cost	601,451,015	-	-
Total Investments, at amortized cost	3,068,927,029	560,659,820	958,835,915
Cash	666,727	181	-
Receivable for securities sold	-	-	12,105,053
Interest receivable	5,199,030	616,599	2,889,862
Receivable for Fund shares sold	-	211,474	58,271
Due from Advisor	354,980	21,766	81,074
Other assets	71,138	7,434	54,823
Total assets	3,075,218,904	561,517,274	974,024,998
Liabilities
Due to custodian bank	-	-	72,211
Dividends payable	194	1,643	-
Payable for Fund shares redeemed	124,149	211,474	58,271
Payable for investments purchased	-	84,879,449	2,500,000
Accrued management fee	777,708	78,068	227,601
Accrued distribution fees	582,594	81,711	175,980
Accrued shareholder servicing fees	162,436	23,470	43,911
Accrued custodian and accounting fees	39,289	11,955	21,575
Other accrued expenses and payables	74,871	71,449	50,931
Total liabilities	1,761,241	85,359,219	3,150,480
Net assets	$ 3,073,457,663	$ 476,158,055	$ 970,874,518
Composition of Net Assets
Undistributed net investment income	119,315	28,763	59,491
Accumulated net realized gain (loss)	13,329	25,598	(42,843)
Paid-in capital	3,073,325,019	476,103,694	970,857,870
Net assets	$ 3,073,457,663	$ 476,158,055	$ 970,874,518

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of March 31, 2004 (continued)
Net Asset Value	Prime Series	Treasury Series	Tax-Free Series
Computation of Net Asset Value, Offering and Redemption Price Per Share
Prime Shares, Treasury Shares, and Tax-Free Shares, respectively(a) Net assets	$ 2,665,759,096	$ 376,820,707	$ 650,986,125
Shares of capital stock outstanding	2,665,262,348	376,709,408	650,913,197
Net Asset Value per share	$ 1.00	$ 1.00	$ 1.00
Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares, respectively(b) Net assets	$ 394,967,078	$ 99,337,348	$ 319,888,393
Shares of capital stock outstanding	394,935,444	99,321,119	319,863,925
Net Asset Value per share	$ 1.00	$ 1.00	$ 1.00
Scudder Cash Reserve Prime Class A Shares Net assets	$ 4,754,288	$ -	$ -
Shares of capital stock outstanding	4,758,988	-	-
Net Asset Value per share	$ 1.00	$ -	$ -
Scudder Cash Reserve Prime Class B Shares Net assets	$ 4,588,696	$ -	$ -
Shares of capital stock outstanding	4,586,256	-	-
Net Asset Value per share	$ 1.00	$ -	$ -
Scudder Cash Reserve Prime Class C Shares Net assets	$ 138,875	$ -	$ -
Shares of capital stock outstanding	139,006	-	-
Net Asset Value per share	$ 1.00	$ -	$ -
Quality Cash Reserve Prime Shares Net assets	$ 3,249,630	$ -	$ -
Shares of capital stock outstanding	3,244,592	-	-
Net Asset Value per share	$ 1.00	$ -	$ -

a Prior to July 31, 2003, the Prime Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Prime Shares, the Treasury Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Treasury Shares and the Tax-Free Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares.
b Prior to July 31, 2003, the Prime Institutional Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares, the Treasury Institutional Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares and the Tax-Free Institutional Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2004
Investment Income	Prime Series	Treasury Series	Tax-Free Series
Interest	$ 36,768,211	$ 5,083,412	$ 9,633,760
Dividends	1,822,595	-	-
Total Income	38,590,806	5,083,412	9,633,760
Expenses:
Management fee	8,639,239	1,210,167	2,536,550
Transfer agent fees	1,662,872	220,781	495,880
Custodian and accounting fees	224,203	130,391	166,457
Auditing	46,814	47,153	59,076
Legal	-	13,300	21,769
Directors' fees and expenses	132,725	11,890	7,442
Reports to shareholders	168,566	1,050	-
Registration fees	181,756	59,426	67,644
Distribution fees	7,077,730	991,851	1,757,550
Shareholder servicing fees	1,974,585	277,718	492,113
Other	85,267	7,872	20,006
Total expenses	20,193,757	2,971,599	5,624,487
Less: fee waivers and/or expense reimbursements	(43,341)	(249,314)	(488)
Net expenses	20,150,416	2,722,285	5,623,999
Net investment income	18,440,390	2,361,127	4,009,761
Net realized gain (loss) on investment transactions	32,960	25,598	16,332
Net increase (decrease) in net assets from operations	$ 18,473,350	$ 2,386,725	$ 4,026,093

The accompanying notes are an integral part of the financial statements.

Prime Series

Statement of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2004	2003
Operations: Net investment income	$ 18,440,390	$ 47,885,457
Net realized gain (loss)	32,960	12,329
Net increase (decrease) in net assets resulting from operations	18,473,350	47,897,786
Distributions to shareholders from: Net investment income: Prime Shares	(13,937,204)	(38,057,799)
Prime Institutional Shares	(4,146,883)	(9,631,429)
Scudder Cash Reserve Prime Class A Shares	(27,001)	(172,134)
Scudder Cash Reserve Prime Class B Shares	(5,702)	(54,913)
Scudder Cash Reserve Prime Class C Shares	(187)	(2,431)
Quality Cash Reserve Prime Shares	(5,308)	(208,566)
Total distributions	(18,122,285)	(48,127,272)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	3,778,478,261	18,093,925,189
Reinvestment of distributions	18,119,786	45,429,416
Cost of shares redeemed	(4,170,034,415)	(19,822,015,528)
Net increase (decrease) in net assets from Fund share transactions	(373,436,368)	(1,682,660,923)
Increase (decrease) in net assets	(373,085,303)	(1,682,890,409)
Net assets at beginning of period	3,446,542,966	5,129,433,375
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $119,315 and $198,790, respectively)	$ 3,073,457,663	$ 3,446,542,966

The accompanying notes are an integral part of the financial statements.

Treasury Series

Statement of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2004	2003
Operations: Net investment income	$ 2,361,127	$ 7,609,398
Net realized gain (loss)	25,598	8,557
Net increase (decrease) in net assets resulting from operations	2,386,725	7,617,955
Distributions to shareholders from: Net investment income: Treasury Shares	(1,566,997)	(5,835,505)
Treasury Institutional Shares	(801,414)	(1,945,846)
Total distributions	(2,368,411)	(7,781,351)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	818,248,199	2,469,372,467
Reinvestment of distributions	2,355,582	6,950,836
Cost of shares redeemed	(874,905,520)	(2,891,288,689)
Net increase (decrease) in net assets from Fund share transactions	(54,301,739)	(414,965,386)
Increase (decrease) in net assets	(54,283,425)	(415,128,782)
Net assets at beginning of period	530,441,480	945,570,262
Net assets at end of period (including undistributed net investment income of $28,763 and $36,047, respectively)	$ 476,158,055	$ 530,441,480

The accompanying notes are an integral part of the financial statements.

Tax-Free Series

Statement of Changes in Net Assets
	Years Ended March 31,
Increase (Decrease) in Net Assets	2004	2003
Operations: Net investment income	$ 4,009,761	$ 8,200,017
Net realized gain (loss)	16,332	3,379
Net increase (decrease) in net assets resulting from operations	4,026,093	8,203,396
Distributions to shareholders from net investment income: Tax-Free Shares	(2,209,091)	(6,135,417)
Tax-Free Institutional Shares	(1,599,231)	(2,065,686)
Total distributions	(3,808,322)	(8,201,103)
Fund share transactions: (at net asset value of $1.00 per share) Proceeds from shares sold	1,472,948,677	4,079,225,358
Reinvestment of distributions	3,808,152	7,213,972
Cost of shares redeemed	(1,404,230,862)	(4,363,060,601)
Net increase (decrease) in net assets from Fund share transactions	72,525,967	(276,621,271)
Increase (decrease) in net assets	72,743,738	(276,618,978)
Net assets at beginning of period	898,130,780	1,174,749,758
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $59,491 and $141,948, respectively)	$ 970,874,518	$ 898,130,780

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Prime Shares[a]
Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0050	.0108	.0270	.0578	.0480
Less: Distributions from net investment income	(.0050)	(.0108)	(.0270)	(.0578)	(.0480)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.50	1.08	2.74	5.94	4.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	2,665,759	2,879,253	4,320,764	5,735,781	5,772,616
Ratio of expenses (%)	.67	.70	.67	.66	.66
Ratio of net investment income (%)	.51	1.10	2.76	5.77	4.86

Prime Institutional Shares[b]
Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0087	.0140	.0302	.0610	.0511
Less: Distributions from net investment income	(.0087)	(.0140)	(.0302)	(.0610)	(.0511)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.88	1.40	3.06	6.28	5.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	394,967	544,146	750,110	671,539	637,767
Ratio of expenses (%)	.30	.38	.36	.34	.34
Ratio of net investment income (%)	.88	1.42	3.01	6.01	5.18
[a] Prior to July 31, 2003, the Prime Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Prime Shares.
[b] Prior to July 31, 2003, the Prime Institutional Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares.

Treasury Shares[a]
Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0039	.0098	.0250	.0539	.0431
Less: Distributions from net investment income	(.0039)	(.0098)	(.0250)	(.0539)	(.0431)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.40	.99	2.53	5.53	4.40
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	376,821	390,982	745,638	866,508	790,443
Ratio of expenses before expense reductions (%)	.68	.67	.64	.61	.66
Ratio of expenses after expense reductions (%)	.63	.62	.59	.56	.61
Ratio of net investment income (%)	.39	1.01	2.47	5.36	4.31

Treasury Institutional Shares[b]
Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0077	.0130	.0281	.0571	.0462
Less: Distributions from net investment income	(.0077)	(.0130)	(.0281)	(.0571)	(.0462)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	.78	1.31	2.85	5.86	4.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	99,337	139,460	199,932	137,520	98,668
Ratio of expenses before expense reductions (%)	.29	.35	.33	.31	.34
Ratio of expenses after expense reductions (%)	.24	.30	.28	.26	.29
Ratio of net investment income (%)	.78	1.33	2.71	5.66	4.62
[a] Prior to July 31, 2003, the Treasury Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Treasury Shares.
[b] Prior to July 31, 2003, the Treasury Institutional Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares.
[c] Total return would have been lower had certain expenses not been reduced.

Tax-Free Shares[a]
Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0031	.0074	.0168	.0333	.0276
Less: Distributions from net investment income	(.0031)	(.0074)	(.0168)	(.0333)	(.0276)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.32	.74	1.69	3.38	2.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	650,986	699,983	1,006,613	1,701,940	1,664,370
Ratio of expenses (%)	.70	.67	.65	.64	.65
Ratio of net investment income (%)	.34	.74	1.76	3.31	2.78

Tax-Free Institutional Shares[b]
Years Ended March 31,	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.0070	.0107	.0200	.0363	.0306
Less: Distributions from net investment income	(.0070)	(.0107)	(.0200)	(.0363)	(.0306)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.70	1.07	2.01	3.69	3.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in thousands)	319,888	198,148	168,137	173,956	117,446
Ratio of expenses (%)	.32	.35	.33	.34	.35
Ratio of net investment income (%)	.72	1.06	1.98	3.62	3.09
[a] Prior to July 31, 2003, the Tax-Free Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares.
[b] Prior to July 31, 2003, the Tax-Free Institutional Shares were known as the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares.

Notes to Financial Statements

Note 1-Organization and Significant Accounting Policies

A. Organization

Cash Reserve Fund, Inc. (formerly Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.) (the `Fund') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland. The Prime Series, the Treasury Series and the Tax-Free Series (the "Series") are the three series the Fund offers to investors.

The Prime Series offers six classes of shares to investors: Cash Reserve Prime Shares (`Prime Shares'), Scudder Cash Reserve Prime Class A Shares (`Class A Shares'), Scudder Cash Reserve Prime Class B Shares (`Class B Shares'), Scudder Cash Reserve Prime Class C Shares (`Class C Shares'), Quality Cash Reserve Prime Shares (`Quality Cash Shares') and Cash Reserve Prime Institutional Shares (`Prime Institutional Shares'). Certain detailed information for the Class A Shares, Class B Shares, Class C Shares and Quality Cash Shares is provided separately and is available upon request.

The Treasury Series offers two classes of shares to investors: Cash Reserve Treasury Shares (`Treasury Shares') and Cash Reserve Treasury Institutional Shares (`Treasury Institutional Shares').

The Tax-Free Series offers two classes of shares to investors: Cash Reserve Tax-Free Shares (`Tax-Free Shares') and Cash Reserve Tax-Free Institutional Shares (`Tax-Free Institutional Shares').

All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of each Series is as follows: Prime Series and Treasury Series-to seek as high a level of current income as is consistent with preservation of capital and liquidity; Tax-Free Series-to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital and liquidity. Details concerning the Series' investment objectives and policies and the risk factors associated with the Series' investments are described in the Series' Prospectus and Statement of Additional Information.

B. Valuation of Securities

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Securities Transactions and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Dividend income is recorded on the ex-dividend date. Estimated expenses are also accrued daily.

Distribution or service fees and transfer agent fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. Distributions

The Fund distributes its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. Federal Income Taxes

It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. Repurchase Agreements

The Prime Series and Treasury Series may make short term investments in repurchase agreements that are fully collateralized by US government securities and agencies. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Series and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Series has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Series' claims on the collateral may be subject to legal proceedings.

G. Expenses

Expenses of the Fund arising in connection with a specific Series are allocated to that Series. Other Fund expenses which cannot be directly attributed to a Series are apportioned among the Series in the Fund.

H. Estimates

In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

Note 2-Fees and Transactions with Affiliates

Investment Company Capital Corp. (`ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each Series. The Fund pays the Advisor an annual fee based on its aggregate average daily net assets which is calculated daily and paid monthly at the following annual rates: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount in excess of $3.5 billion.

In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series and the Tax-Free Series, calculated daily and payable monthly, at the annual rate of 0.02% of the Prime Series' average daily net assets and 0.03% of the Tax-Free Series' average daily net assets.

Accordingly, for the year ended March 31, 2004, the fee pursuant to the management agreement was equivalent to an annual effective rate of 0.24%, 0.26% and 0.27% of the average daily net assets of the Treasury Series, Prime Series and Tax-Free Series, respectively.

For the period April 1, 2003 through August 1, 2003, the Advisor contractually agreed to a fee waiver equal to 0.05% of the average net assets on the Treasury Series. For the period August 1, 2003 through March 31, 2004, the Advisor agreed to voluntarily continue the fee waiver of 0.05% of average net assets on the Treasury Series. Accordingly, for the year ended March 31, 2004, the Advisor waived $249,063 of operating expenses for the Treasury Series.

In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a positive yield. This waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived expenses on Class A, B and C shares of the Prime Series.

During the year ended March 31, 2004, ICCC was the Fund's accounting agent. Each Series paid the accounting agent a fixed fee of $13,000 on assets up to $10 million. On assets greater than $10 million, each Series paid the accounting agent an annual fee based on its average daily net assets which was calculated daily and paid monthly. Scudder Fund Accounting Corporation (`SFAC'), an affiliate of the Advisor, is responsible for the general accounting records and determining the daily net asset value per share of the Fund. SFAC has retained State Street Bank and Trust Company (`State Street') as a sub-agent that performs fund accounting and administration services.

Scudder Investments Service Company (`SISC'), an affiliate of the Advisor, is the Fund's transfer agent. Each class paid the transfer agent a per account fee that is accrued daily and paid monthly. For the year ended March 31, 2004, the amount charged to the Fund by SISC was as follows:

	Total Aggregated	Transfer Agent Fees Waived
Prime Series: Prime Shares	$ 1,558,672	$ -
Prime Institutional Shares	49,928	-
Class A Shares	22,495	11
Class B Shares	27,933	27,933
Class C Shares	562	562
Quality Shares	3,282	-
Treasury Series: Treasury Shares	$ 215,877	$ -
Treasury Institutional Shares	4,904	-
Tax-Free Series: Tax-Free Shares	$ 479,032	$ -
Tax-Free Institutional Shares	16,848	-

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. (`DST'), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The cost and expenses of such delegations are borne by SISC, not by the Fund.

Effective April 11, 2003, State Street serves as custodian for the Fund. Prior to April 11, 2003, Deutsche Bank Trust Company Americas, an affiliate of ICCC, was the Fund's custodian. The Fund pays the custodian an annual fee, which is accrued daily and payable monthly.

As compensation for his or her services, each Independent Director receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services.

Note 3-Distribution and Service Fees

Scudder Distributors, Inc. (`SDI') is the Fund's Distributor. Each Series pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Prime Shares, Class A Shares, Treasury Shares and Tax-Free Shares average daily net assets, 0.60% of the Quality Cash Shares average daily net assets and 0.75% of the Class B Shares and Class C Shares average daily net assets. The Fund does not pay fees on the Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares. For the year ended March 31, 2004, the Distribution Fee was as follows:

	Total Aggregated	Unpaid at March 31, 2004
Prime Series: Prime Shares	$ 6,984,412	$ 576,847
Class A Shares	17,296	1,081
Class B Shares	55,175	2,826
Class C Shares	1,672	81
Quality Shares	19,175	1,759
Treasury Series: Treasury Shares	$ 991,851	$ 81,711
Tax-Free Series: Tax-Free Shares	$ 1,757,550	$ 175,980

Each Series pays the Distributor a shareholder servicing fee based on the average daily net assets which is calculated daily and paid monthly at the following rates of 0.07% of Prime Shares, Treasury Shares and Tax-Free Shares, and 0.25% of Class B and Class C Shares. The Distributor uses this fee to compensate third parties that provide shareholder services to their clients who own shares. For the year ended March 31, 2004, the shareholder servicing fee was as follows:

	Total Aggregated	Shareholder Servicing Fee Waived	Unpaid at March 31, 2004
Prime Series: Prime Shares	$ 1,955,635	$ -	$ 162,436
Class B Shares	18,392	12,178	-
Class C Shares	558	366	-
Treasury Series: Treasury Shares	$ 277,718	$ -	$ 23,470
Tax-Free Series: Tax-Free Shares	$ 492,113	$ -	$ 43,911

Note 4-Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the year ended March 31, 2004, the Fund's custodian fees were reduced by $2,291, $251 and $488 for the Prime Series, the Treasury Series, and the Tax-Free Series, respectively, under this arrangement.

Note 5-Share Transactions

The Fund is authorized to issue up to 20.81 billion shares of $.001 par value capital stock (12.66 billion Prime Series, 3.55 billion Treasury Series, 4.25 billion Tax-Free Series and 350 million undesignated). Transactions in capital stock were as follows (at net asset value of $1.00 per share):

Prime Series:	Year Ended March 31, 2004		Year Ended March 31, 2003
	Shares	Dollars	Shares	Dollars
Sold:
Prime Shares	2,192,158,383	$ 2,192,158,382	12,024,358,045	$ 12,024,358,044
Prime Institutional Shares	1,585,368,740	1,585,368,740	5,825,254,848	5,825,254,848
Class A Shares	491,136	491,136	125,429,162	125,429,092
Class B Shares	19,023	19,023	10,936,596	10,936,597
Class C Shares	-	-	402,461	402,462
Quality Cash Shares	440,980	440,980	107,544,397	107,544,146
		$ 3,778,478,261		$ 18,093,925,189
Reinvested:
Prime Shares	13,937,204	$ 13,937,204	36,581,377	$ 36,581,378
Prime Institutional Shares	4,144,719	4,144,719	8,460,923	8,460,923
Class A Shares	27,001	27,001	132,199	132,199
Class B Shares	5,327	5,327	49,958	49,957
Class C Shares	155	155	1,934	1,934
Quality Cash Shares	5,380	5,380	203,025	203,025
		$ 18,119,786		$ 45,429,416
Redeemed:
Prime Shares	(2,419,926,242)	$ (2,419,925,662)	(13,502,262,846)	$ (13,502,262,742)
Prime Institutional Shares	(1,738,713,361)	(1,738,713,361)	(6,039,643,782)	(6,039,643,782)
Class A Shares	(4,558,264)	(4,558,264)	(128,282,478)	(128,282,478)
Class B Shares	(6,331,370)	(6,331,370)	(10,853,181)	(10,850,194)
Class C Shares	(236,381)	(236,381)	(708,506)	(708,510)
Quality Cash Shares	(269,377)	(269,377)	(140,267,822)	(140,267,822)
		$ (4,170,034,415)		$ (19,822,015,528)
Net Decrease:
	(373,436,947)	$ (373,436,368)	(1,682,663,690)	$ (1,682,660,923)

	Year Ended March 31, 2004		Year Ended March 31, 2003
Treasury Series:	Shares	Dollars	Shares	Dollars
Sold:
Treasury Shares	647,805,963	$ 647,805,963	1,887,082,754	$ 1,887,082,721
Treasury Institutional Shares	170,442,236	170,442,236	582,289,746	582,289,746
		$ 818,248,199		$ 2,469,372,467
Reinvested:
Treasury Shares	1,554,168	$ 1,554,168	5,494,804	$ 5,494,804
Treasury Institutional Shares	801,414	801,414	1,456,032	1,456,032
		$ 2,355,582		$ 6,950,836
Redeemed:
Treasury Shares	(663,529,340)	$ (663,529,340)	(2,247,103,538)	$ (2,247,103,537)
Treasury Institutional Shares	(211,376,180)	(211,376,180)	(644,185,152)	(644,185,152)
		$ (874,905,520)		$ (2,891,288,689)
Net decrease:
	(54,301,739)	$ (54,301,739)	(414,965,354)	$ (414,965,386)

Tax-Free Series:	Year Ended March 31, 2004		Year Ended March 31, 2003
	Shares	Dollars	Shares	Dollars
Sold:
Tax-Free Shares	987,484,261	$ 987,484,259	2,775,518,182	$ 2,775,518,182
Tax-Free Institutional Shares	485,464,418	485,464,418	1,303,707,175	1,303,707,176
		$ 1,472,948,677		$ 4,079,225,358
Reinvested:
Tax-Free Shares	2,208,926	$ 2,208,926	5,870,979	$ 5,870,979
Tax-Free Institutional Shares	1,599,226	1,599,226	1,342,993	1,342,993
		$ 3,808,152		$ 7,213,972
Redeemed:
Tax-Free Shares	(1,038,868,940)	$ (1,038,868,940)	(3,088,026,833)	$ (3,088,026,833)
Tax-Free Institutional Shares	(365,361,922)	(365,361,922)	(1,275,033,768)	(1,275,033,768)
		$ (1,404,230,862)		$ (4,363,060,601)
Net increase/(decrease):
	72,525,969	$ 72,525,967	(276,621,272)	$ (276,621,271)

Note 6-Tax Disclosures

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to distribution reclassifications. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Distributions were characterized as follows for tax purposes:

Years Ended	March 31, 2004	March 31, 2003
Prime Series Ordinary income*	$ 18,122,285	$ 48,127,272
Treasury Series Ordinary income*	$ 2,368,411	$ 7,781,351
Tax-Free Series Tax exempt income	$ 3,808,322	$ 8,201,103

At March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Prime Series Undistributed ordinary income*	$ 1,388,017
Treasury Series Undistributed ordinary income*	$ 297,892
Tax-Free Series Undistributed tax exempt income	$ 326,371
Tax-Free Series Capital loss carryforward	$ (41,000)
Tax-Free Series Unrealized appreciation (depreciation) on investments	$ (1,664)

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

At March 31, 2004, the Tax-Free Series had a net tax basis capital loss carryforward of approximately $41,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2008 ($21,000) and March 31, 2009 ($20,000), the respective expiration dates, whichever occurs first.

Note 7-Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisers. Publicity about mutual fund practices arising from these industry wide inquiries serves as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Cash Reserve Fund, Inc. (formerly Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.) and Shareholders of the Prime, Treasury and Tax-Free Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights included herein present fairly, in all material respects, the financial position of the Prime, Treasury and Tax-Free Series (the three series constituting the Cash Reserve Fund, Inc. hereafter referred to as the "Series") at March 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights of the classes presented for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 27, 2004

Tax Information (Unaudited)

Tax-Free Series

Of the dividends paid from net investment income for the taxable year ended March 31, 2004, 100% are designated as exempt interest dividends for federal income tax purposes.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Directors and Officers

Independent Directors
Name, Date of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Director since 1999	Chairman, Diligence LLC (international information-collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation[2] (April 1996 to present); Member of the Board, Hollinger International, Inc.[2] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[2] International Advisory Council (July 1996 to present). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[2] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[2] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001).
		68
S. Leland Dill 3/28/30 Director since 2002	Trustee, Phoenix Zweig Series Trust (since September 1989), Phoenix Euclid Market Neutral Funds (since May 1998) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992); Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986).	66
Martin J. Gruber 7/15/37 Director since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee, CREF (pension fund) (since January 2000); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000).	66
Joseph R. Hardiman 5/27/37 Director since 1998	Private Equity Investor (January 1997 to present); Director, Corvis Corporation[2] (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly, Director, Circon Corp.[2] (medical instruments) (November 1998-January 1999); President and Chief Executive Officer, The National Association of Securities Dealers, Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief Operating Officer of Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1985-1987); General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank Securities Inc.) (1976-1985).
		66
Richard J. Herring 2/18/46 Director since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	66
Graham E. Jones 1/31/33 Director since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	66
Rebecca W. Rimel 4/10/51 Director since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	66
Philip Saunders, Jr. 10/11/35 Director since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	66
William N. Searcy 9/03/46 Director since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989 to October 2003).	66
Robert H. Wadsworth 1/29/40 Director since 1999	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (May 1983 to present). Formerly, President and Trustee, Trust for Investment Managers (registered investment company) (April 1999-June 2002); President, Investment Company Administration, L.L.C. (January 1992*-July 2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies).
* Inception date of the corporation which was the predecessor to the L.L.C.
		69

Interested Director
Name, Date of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard T. Hale[3] 7/17/45 Chairman since 2002 and Director since 1989	Managing Director, Deutsche Investment Management Americas Inc. (2003-present); Managing Director, Deutsche Bank Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche Asset Management (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche Global Funds, Ltd. (2000 to present) (registered investment company); Director, Scudder Global Opportunities Funds (since 2003); Director/Officer Deutsche/Scudder Mutual Funds (various dates); President, Montgomery Street Income Securities, Inc. (2002 to present) (registered investment companies); Vice President, Deutsche Asset Management, Inc. (2000 to present). Formerly, Director, CABEI Fund (2000 to 2004), North American Income Fund (2000 to 2004) (registered investment companies), ISI Family of Funds (registered investment companies; 4 funds overseen) (1992-1999).
202

Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past 5 Years
Richard T. Hale[3] 7/17/45 Chief Executive Officer since 2003	See information presented under Interested Director.
Brenda Lyons[4] 2/21/63 President since 2003	Managing Director, Deutsche Asset Management
Kenneth Murphy[4] 10/13/63 Vice President and Anti-Money Laundering Compliance Officer since 2002	Vice President, Deutsche Asset Management (September 2000-present). Formerly, Director, John Hancock Signature Services (1992-2000).
Bruce A. Rosenblum 9/14/60 Vice President since 2003 Assistant Secretary since 2002	Director, Deutsche Asset Management.
Charles A. Rizzo[4] 8/5/57 Treasurer and Chief Financial Officer since 2002	Managing Director, Deutsche Asset Management (April 2000 to present); Formerly, Vice President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998).

Salvatore Schiavone[4] 11/03/65 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
Lucinda H. Stebbins[4] 11/19/45 Assistant Treasurer since 2003	Director, Deutsche Asset Management.

Name, Date of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past 5 Years
Kathleen Sullivan D'Eramo[4] 1/25/57 Assistant Treasurer since 2003	Director, Deutsche Asset Management.
John Millette[4] 8/23/62 Secretary since 2003	Director, Deutsche Asset Management.
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003	Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998).

Caroline Pearson[4] 4/01/62 Assistant Secretary since 2002	Managing Director, Deutsche Asset Management.

1 Unless otherwise indicated, the mailing address of each Director and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.
2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
3 Mr. Hale is a Director who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is President of Investment Company Capital Corp., Vice President of Deutsche Asset Management, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.
4 Address: Two International Place, Boston, Massachusetts.

The fund's Statement of Additional Information includes additional information about the fund's Directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.

Notes

Notes

Notes

Notes

the six-month period ended September 30, 2002, and offer an outlook for the months ahead.

Cash Reserve Fund, Inc.
P.O. Box 1346
Baltimore, MD 21203

DBABCR-2-RM

[illegible]

Printed (5/04)

ITEM 2.         CODE OF ETHICS.

As of the end of the period, March 31, 2004, Cash Reserve Fund, Inc. has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its
President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                     CASH RESERVE FUND, INC. - PRIME SERIES
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
 Fiscal Year        Audit     Audit-Related     Tax Fees     All Other
    Ended       Fees Billed    Fees Billed     Billed to    Fees Billed
   March 31       to Fund       to Fund          Fund        to Fund
--------------------------------------------------------------------------------
2004             $38,300        $2,029        $3,100                  $0
--------------------------------------------------------------------------------
2003             $28,177         $722         $2,925                  $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to investment Company
Capital Corp. ("ICCC" or the "Adviser"), and any entity controlling, controlled by or under common control with ICCC ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the
Fund's last two fiscal years.

--------------------------------------------------------------------------------
                   Audit-Related                                    All
                   Fees Billed to      Tax Fees Billed to    Other Fees Billed
  Fiscal Year       Adviser and            Adviser and         to Adviser and
     Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
    March 31     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
2004                   $573,742                 $0                    $0
--------------------------------------------------------------------------------
2003                   $452,700               $69,500              $34,400
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                 Fees billed to
                                   Adviser and
                                  Affiliated
                                  Fund Service
                                   Providers           Total
                                  (engagements        Non-Audit
                                   related          Fees billed
                                   directly          to Adviser
                                    to the         and Affiliated
                      Total       operations        Fund Service
                    Non-Audit    and financial       Providers
        Fiscal     Billed Fees    reporting          (all other     Total of
         Year       to Fund       of the Fund)      engagements)     (A), (B
         Ended
        March 31      (A)             (B)              (C)          and (C)
--------------------------------------------------------------------------------
          2004      $3,100            $0           $2,412,058       $2,415,158
--------------------------------------------------------------------------------
          2003      $2,925         $103,900        $17,512,166      $17,618,991
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
ICCC and other related entities that provide support for the operations of the fund.

                    CASH RESERVE FUND, INC. - TREASURY SERIES
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
 Fiscal Year        Audit     Audit-Related     Tax Fees     All Other
    Ended       Fees Billed    Fees Billed     Billed to    Fees Billed
   March 31       to Fund       to Fund          Fund        to Fund
--------------------------------------------------------------------------------
2004               $34,800        $2,029       $3,100         $0
--------------------------------------------------------------------------------
2003               $25,177         $722        $2,925         $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to investment Company
Capital Corp. ("ICCC" or the "Adviser"), and any entity controlling, controlled by or under common control with ICCC ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the
Fund's last two fiscal years.

--------------------------------------------------------------------------------
                   Audit-Related                                    All
                   Fees Billed to      Tax Fees Billed to    Other Fees Billed
  Fiscal Year       Adviser and            Adviser and         to Adviser and
     Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
    March 31     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
     2004            $573,742                 $0                    $0
--------------------------------------------------------------------------------
    2003            $452,700               $69,500              $34,400
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                 Fees billed to
                                   Adviser and
                                  Affiliated
                                  Fund Service
                                   Providers           Total
                                  (engagements        Non-Audit
                                   related          Fees billed
                                   directly          to Adviser
                                    to the         and Affiliated
                      Total       operations        Fund Service
                    Non-Audit    and financial       Providers
        Fiscal     Billed Fees    reporting          (all other     Total of
         Year       to Fund       of the Fund)      engagements)     (A), (B)
         Ended
        March 31      (A)             (B)              (C)          and (C)
--------------------------------------------------------------------------------
        2004        $3,100          $0           $2,412,058        $2,415,158
--------------------------------------------------------------------------------
        2003        $2,925       $103,900        $17,512,166       $17,618,991
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
ICCC and other related entities that provide support for the operations of the fund.

                    CASH RESERVE FUND, INC. - TAX FREE SERIES
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's auditor, billed to the Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the
Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

               Services that the Fund's Auditor Billed to the Fund

--------------------------------------------------------------------------------
 Fiscal Year        Audit     Audit-Related     Tax Fees     All Other
    Ended       Fees Billed    Fees Billed     Billed to    Fees Billed
   March 31       to Fund       to Fund          Fund        to Fund
--------------------------------------------------------------------------------
    2004          $34,800        $2,029         $3,100           $0
--------------------------------------------------------------------------------
    2003          $25,177         $722          $2,925           $0
--------------------------------------------------------------------------------

The above "Tax Fees" were billed for professional services rendered for tax compliance.

           Services that the Fund's Auditor Billed to the Adviser and
                        Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to investment Company
Capital Corp. ("ICCC" or the "Adviser"), and any entity controlling, controlled by or under common control with ICCC ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the
Fund's last two fiscal years.

--------------------------------------------------------------------------------
                   Audit-Related                                    All
                   Fees Billed to      Tax Fees Billed to    Other Fees Billed
  Fiscal Year       Adviser and            Adviser and         to Adviser and
     Ended        Affiliated Fund        Affiliated Fund      Affiliated Fund
    March 31     Service Providers      Service Providers    Service Providers
--------------------------------------------------------------------------------
     2004           $573,742                 $0                    $0
--------------------------------------------------------------------------------
     2003           $452,700               $69,500              $34,400
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                 Total Non-Audit
                                 Fees billed to
                                   Adviser and
                                  Affiliated
                                  Fund Service
                                   Providers           Total
                                  (engagements        Non-Audit
                                   related          Fees billed
                                   directly          to Adviser
                                    to the         and Affiliated
                      Total       operations        Fund Service
                    Non-Audit    and financial       Providers
        Fiscal     Billed Fees    reporting          (all other     Total of
         Year       to Fund       of the Fund)      engagements)     (A), (B)
         Ended
        March 31      (A)             (B)              (C)          and (C)
--------------------------------------------------------------------------------
        2004          $3,100          $0          $2,412,058      $2,415,158
--------------------------------------------------------------------------------
        2003          $2,925       $103,900       $17,512,166     $17,618,991
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
ICCC and other related entities that provide support for the operations of the fund.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial  Officers  concluded that the Registrant's
Disclosure  Controls and Procedures are effective based on the evaluation of the
Disclosure  Controls  and  Procedures  as of a date within 90 days of the filing date of this report.

Fund management has previously  identified a significant  deficiency relating to the  overall  fund  expense  payment and accrual  process.  This matter  relates primarily to a bill payment  processing  issue.  There was no material impact to shareholders,  fund net asset  value,  fund  performance  or the accuracy of any fund's  financial  statements.  Fund  management  discussed this matter with the
Registrant's Audit Committee and auditors,  instituted  additional procedures to enhance its internal controls and will continue to develop  additional  controls and redesign work flow to strengthen the overall control environment  associated with the processing and recording of fund expenses.

(b)  There  have been no  changes  in the  registrant's  internal  control  over financial  reporting that occurred  during the filing period that has materially affected,  or is  reasonably  likely  to  materially  affect,  the  registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Bank Alex Brown Cash
                                    Reserves Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Deutsche Bank Alex Brown Cash
                                    Reserves Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Bank Alex Brown Cash
                                    Reserves Tax-Free Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Deutsche Bank Alex Brown Cash
                                    Reserves Tax-Free Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
                                    ---------------------------

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Bank Alex Brown Cash
                                    Reserves Treasury Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Deutsche Bank Alex Brown Cash
                                     Reserves Treasury Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               May 28, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
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                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               May 28, 2004
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